Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents.
Cash and cash equivalents
7.	Cash and cash equivalents

As at December 31, 2025 and December 31 2024, the consolidated cash and cash equivalents position was as follows:

	2025	2024
	$	$
Cash and cash equivalents held in Canadian dollars	112,912	11,776

Cash and cash equivalents held in U.S. dollars	220,426	63,615
Cash and cash equivalents held in U.S. dollars (Canadian dollars equivalent)	302,115	91,535

Cash held and cash equivalents in Mexican Pesos	95,200	48,234
Cash held and cash equivalents in Mexican Pesos (Canadian dollars equivalent)	7,256	3,342
	422,283	106,653

As at December 31, 2025, cash and cash equivalents include guaranteed investment certificates (“GICs”) totaling $354.2 million, bearing interest rates ranging from 2.55% to 4.50% and maturing between February 10, 2026 and May 11, 2026. These GICs are held with Canadian chartered banks which reduces its credit risk. These GICs are redeemable on demand or have original maturities of three months or less. No balances were held in money market funds as at December 31, 2025 (December 31, 2024 – US$1.6 million (C$2.3 million)).